Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [Abstract]
Summary of Provisions

	Dilapidations provision		Share based payments employment taxes provision		Total
	2017	2018	2017	2018	2017	2018
At January 1	1,834	2,165	2,101	2,977	3,935	5,142
Additional provision in the year	406	1,263	1,012	6,614	1,418	7,877
Transfer from trade and other payables	-	-	-	2,182	-	2,182
Release of provision in the year	-	(815)	-	-	-	(815)
Foreign exchange	(75)	(98)	(136)	(826)	(211)	(924)
At December 31	2,165	2,515	2,977	10,947	5,142	13,462